T. ROWE PRICE Global Industrials Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.6%
INDUSTRIALS & BUSINESS SERVICES  97.8%
Aerospace & Defense  12.9%
Airbus (EUR)  36,157 5,292
Boeing (1) 12,884 1,959
Booz Allen Hamilton Holding  4,110 669
Honeywell International  20,463 4,230
L3Harris Technologies  11,290 2,686
Loar Holdings (1) 2,305 172
Montana Aerospace (CHF) (1) 86,324 2,067
Rolls-Royce Holdings (GBP) (1) 440,750 3,119
Spirit AeroSystems Holdings, Class A (1) 17,470 568
TransDigm Group  2,140 3,054
23,816
Air Freight & Logistics  1.9%
FedEx  12,792 3,501
3,501
Auto Components  2.9%
Aptiv (1) 31,060 2,237
Atmus Filtration Technologies  53,560 2,010
BOE Varitronix (HKD) (2) 1,671,000 1,222
5,469
Automobiles  6.8%
Rivian Automotive, Class A (1) 11,385 128
Stellantis (EUR)  45,134 625
Tesla (1) 45,505 11,905
12,658
Building Products  1.2%
Steel Dynamics  17,210 2,170
2,170
Business Services  8.1%
API Group (1) 26,310 869
Compass Group (GBP)  90,391 2,898
Eurofins Scientific (EUR)  21,859 1,386
GE HealthCare Technologies (2) 23,030 2,161
Keysight Technologies (1) 9,000 1,430
Persol Holdings (JPY) (2) 642,400 1,158
Recruit Holdings (JPY)  67,400 4,095
Visional (JPY) (1)(2) 18,000 994
14,991

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Construction & Engineering  2.3%
Larsen & Toubro (INR)  47,330 2,076
SPIE (EUR)  60,052 2,296
4,372
Construction & Farm Equipment  4.1%
AGCO  11,740 1,149
CRCC, A Shares (CNH)  337,500 389
Cummins  6,896 2,233
HD Korea Shipbuilding & Offshore Engineering (KRW) (1) 8,588 1,227
Toro  29,640 2,570
7,568
Electrical Equipment  10.6%
BE Semiconductor Industries (EUR)  10,555 1,346
Belden (2) 9,451 1,107
GE Vernova (1) 11,175 2,849
Idec (JPY) (2) 38,800 693
LG Chem (KRW)  4,403 1,195
Omron (JPY)  52,100 2,382
Rockwell Automation  4,610 1,238
Roper Technologies  5,810 3,233
Schneider Electric (EUR)  4,350 1,147
Sensata Technologies Holding  28,960 1,038
Shenzhen Inovance Technology, A Shares (CNH)  99,300 874
TE Connectivity  17,140 2,588
19,690
Industrial Conglomerates  16.1%
3M  23,150 3,165
Corning  51,320 2,317
General Electric  32,070 6,048
GVS (EUR) (1) 91,479 736
Linde  7,061 3,367
Nippon Sanso Holdings (JPY)  36,100 1,325
Schlumberger (2) 58,260 2,444
Seadrill (1) 6,630 263
Siemens (EUR)  43,452 8,791
TKH Group, CVA (EUR) (2) 30,798 1,297
29,753
Industrial Machinery  13.6%
Airtac International Group (TWD)  12,000 344
Daimler Truck Holding (EUR)  43,123 1,619
Harmonic Drive Systems (JPY) (2) 57,100 1,412

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Hoshizaki (JPY)  52,900 1,842
Ingersoll Rand  42,330 4,155
KION Group (EUR)  37,209 1,469
Middleby (1) 6,965 969
Miura (JPY)  132,200 3,260
Parker-Hannifin  4,880 3,083
Quaker Chemical  9,510 1,603
Stanley Black & Decker (2) 36,920 4,066
TechnipFMC  53,080 1,392
25,214
Information Technology  10.9%
ASML Holding (EUR)  915 761
ATS (CAD) (1)(2) 14,166 411
Keyence (JPY)  6,800 3,259
NARI Technology, A Shares (CNH)  467,646 1,822
Renesas Electronics (JPY)  105,100 1,525
Silergy (TWD)  109,000 1,605
Uber Technologies (1) 79,780 5,996
Verra Mobility (1) 60,870 1,693
Vertiv Holdings, Class A  12,470 1,241
Zebra Technologies, Class A (1) 4,840 1,793
20,106
Road & Rail  6.4%
Canadian Pacific Kansas City  41,410 3,542
Container Corp. of India (INR)  64,852 710
CSX  144,830 5,001
Descartes Systems Group (1) 7,140 735
JB Hunt Transport Services  972 168
Norfolk Southern  2,070 514
Old Dominion Freight Line  5,680 1,128
11,798
Total Industrials & Business Services 181,106
Total Miscellaneous Common Stocks  0.8% (3) 1,452
Total Common Stocks (Cost $140,720) 182,558
CONVERTIBLE PREFERRED STOCKS  1.2%
INDUSTRIALS & BUSINESS SERVICES  1.2%
Aerospace & Defense  0.4%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $656 (1)(4)(5) 14,560 201

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $1,034 (1)(4)(5) 15,209 207
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $429 (1)(4)
(5) 76,918 375
783
Automobiles  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $149 (1)(4)
(5) 3,598 70
70
Business Services  0.7%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(4)(5) 21,331 1,099
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $193 (1)(4)(5) 4,046 209
1,308
Information Technology  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $375 (1)
(4)(5) 18,014 36
36
Total Industrials & Business Services 2,197
Total Convertible Preferred Stocks (Cost $3,847) 2,197
SHORT-TERM INVESTMENTS  0.1%
Money Market Funds  0.1%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 227,342 227
Total Short-Term Investments (Cost $227) 227

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  5.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 5.5%
Money Market Funds 5.5%
T. Rowe Price Government Reserve Fund, 4.97% (6)(7) 10,093,276 10,093
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 10,093
Total Securities Lending Collateral (Cost $10,093) 10,093
Total Investments in Securities  105.4%
(Cost $154,887) $ 195,075
Other Assets Less Liabilities (5.4)% (9,993)
Net Assets 100.0% $ 185,082
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2024.
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,197 and represents 1.2% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
TWD Taiwan Dollar

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 44++
Totals $ —# $ — $ 44+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 10,618  ¤  ¤ $ 10,320
Total $ 10,320^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $44 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,320.

T. ROWE PRICE Global Industrials Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Industrials Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Industrials Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Global Industrials Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Industrials Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $(549,000) for the period ended September 30, 2024.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 113,522 $ 69,036 $ — $ 182,558
Convertible Preferred Stocks — — 2,197 2,197
Short-Term Investments 227 — — 227
Securities Lending Collateral 10,093 — — 10,093
Total $ 123,842 $ 69,036 $ 2,197 $ 195,075
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Ending
Balance
9/30/24
Investment in Securities
Convertible Preferred Stocks $ 2,746 $ (549) $ 2,197

T. ROWE PRICE Global Industrials Fund

may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F153-054Q3 09/24